ACCRUED LIABILITIES AND OTHER PAYABLE	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLE
5.	ACCRUED LIABILITIES AND OTHER PAYABLE

	As of
	June 30, 2026	December 31, 2025

Amount due to Fastnet technology Co Ltd.	$551,812	$554,591
Others	105,769	197,927
	$657,581	$752,518